LONG-TERM DEBT, NET (2020 Studio City Notes) - Additional Information (Detail) - USD ($) $ in Thousands		12 Months Ended
	Jul. 15, 2020	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Nov. 28, 2023	Nov. 24, 2023	Nov. 22, 2023	Nov. 09, 2023
Long-term Debt [Line Items]
Total long-term debt		$ 2,347,128	$ 2,450,128
Gain (Loss) on Extinguishment of Debt		1,611	$ 0	$ (28,817)
2020 6.000% SC Notes, due 2025 [Member] | Senior Notes [Member]
Long-term Debt [Line Items]
Total long-term debt	$ 500,000	$ 397,000
Purchase price as percentage of principal	100.00%
Maturity date		Jul. 15, 2025
Interest rate per annum	6.00%
2020 6.000% SC Notes, due 2025 [Member] | Senior Notes [Member] | Tender Offer [Member]
Long-term Debt [Line Items]
Tender offer amount accepted for purchase					$ 100,000
Tender offer amount accepted for purchase, maximum						$ 100,000		$ 75,000
Gain (Loss) on Extinguishment of Debt		$ 1,495
Debt instrument tendered amount							$ 317,461
2020 6.500% SC Notes, due 2028 [Member] | Senior Notes [Member]
Long-term Debt [Line Items]
Total long-term debt	$ 500,000
Purchase price as percentage of principal	100.00%
Maturity date		Jan. 15, 2028
Interest rate per annum	6.50%
2020 Studio City Notes [Member] | Senior Notes [Member]
Long-term Debt [Line Items]
Net assets restricted from distribution		$ 740,000